UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	April 30

Date of Reporting Period:	January 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.2%
MUNICIPAL BONDS & NOTES 160.2%
CALIFORNIA 155.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$10,000	$11,378
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,411
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (c)	10,200	11,480
5.000% due 10/01/2039 (c)	10,000	11,245
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	1,600	1,714
California Health Facilities Financing Authority Revenue Bonds, Series 2008
0.010% due 10/01/2031	6,500	6,500
5.250% due 11/15/2040	5,050	6,057
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,370
6.000% due 07/01/2039	4,000	4,746
6.500% due 11/01/2038	1,000	1,240
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,663
8.110% due 11/15/2036 (d)	1,000	1,322
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,140
6.000% due 08/15/2042	2,800	3,425
10.130% due 11/15/2042 (d)	6,000	7,011
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	11,000	12,481
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	3,675	4,171
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,442
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	3,233
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,045	1,292
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,279
5.250% due 08/01/2040	1,250	1,358
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2035	5,885	6,248
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	100	108
5.000% due 12/01/2037	3,000	3,291
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,407
6.000% due 11/01/2039	2,000	2,458
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,839
5.500% due 03/01/2040	1,500	1,745
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,204
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,349
5.750% due 10/01/2030	2,000	2,388
6.000% due 11/01/2034	2,000	2,417
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,765
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	2,150	2,157
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,593
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	2,303
6.750% due 02/01/2038	6,875	8,474
California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	114
California Statewide Communities Development Authority Revenue Bonds, Series 2006
5.250% due 03/01/2045	1,000	1,045
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	900	951
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	942
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	11,181
6.250% due 10/01/2039	1,000	1,136

7.500% due 06/01/2042	1,000	1,120
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,446
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	13,019
5.125% due 05/15/2031	4,000	4,488
5.375% due 05/15/2038	4,500	5,085
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2043	1,600	1,882
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	6,008
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.850% due 08/01/2033	350	350
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 08/01/2037	5,000	5,406
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008
0.010% due 06/01/2038	5,275	5,275
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	7,008
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	14,425	14,477
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,069
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2001
6.000% due 09/01/2018	165	167
6.000% due 09/01/2019	505	512
6.300% due 09/01/2031	3,500	3,535
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/01/2045	1,600	1,624
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	3,000	3,047
5.000% due 06/01/2038	6,000	6,092
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	2,195	2,228
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,300	6,765
5.750% due 06/01/2047	29,175	25,875
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,119
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	12,323
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	615
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,254
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,646
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015
5.000% due 12/01/2039 (a)	1,700	2,005
5.000% due 12/01/2044 (a)	1,850	2,175
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (c)	3,000	3,433
5.375% due 07/01/2038 (c)	7,000	7,856
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,807
5.000% due 07/01/2043	5,000	5,793
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,650	4,304
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2015
5.000% due 07/01/2044	1,250	1,484
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (c)	10,000	11,543
5.000% due 01/01/2034	3,500	4,005
5.000% due 01/01/2034 (c)	5,000	5,721
5.300% due 01/01/2034	250	290
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,600	15,207
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	793
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,424
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,310
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2030	5,000	5,114
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,898
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,760
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	747
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,887
San Jose, California Special Assessment Bonds, Series 2001
5.600% due 09/02/2017	230	239

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,365
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	3,500	3,889
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,527
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	696
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,912
Turlock, California Certificates of Participation Bonds, Series 2007
5.500% due 10/15/2037	2,000	2,261
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,853
Westlake Village, California Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2039	1,000	1,051

		427,857

IOWA 3.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	8,600	8,228

TEXAS 2.0%
Wood County, Texas Central Hospital District Revenue Bonds, Series 2011
6.000% due 11/01/2041	5,000	5,623

Total Municipal Bonds & Notes (Cost $387,237)		441,708

SHORT-TERM INSTRUMENTS 9.0%
REPURCHASE AGREEMENTS (e) 4.1%		11,300

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 4.7%
Fannie Mae
0.081% due 05/01/2015	4,300	4,299
Federal Home Loan Bank
0.091% due 03/13/2015	5,400	5,399
Freddie Mac
0.071% due 03/25/2015	3,300	3,300

		12,998

U.S. TREASURY BILLS 0.2%
0.063% due 05/14/2015 (b)	700	700

Total Short-Term Instruments (Cost $24,998)		24,998

Total Investments in Securities (Cost $412,235)		466,706

Total Investments 169.2% (Cost $412,235)		$466,706
Preferred Shares (54.4%)		(150,000)
Other Assets and Liabilities, net (14.8%)		(40,940)

Net Assets Applicable to Common Shareholders 100.0%		$275,766

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Inverse Floater - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2015.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.110%	01/30/2015	02/02/2015	$11,300	U.S. Treasury Notes 2.375% due 08/15/2024	$(11,559)	$11,300	$11,300

Total Repurchase Agreements						$(11,559)	$11,300	$11,300

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$427,857	$0	$427,857
Iowa	0	8,228	0	8,228
Texas	0	5,623	0	5,623
Short-Term Instruments
Repurchase Agreements	0	11,300	0	11,300
Short-Term Notes	0	12,998	0	12,998
U.S. Treasury Bills	0	700	0	700

Total Investments	$0	$466,706	$0	$466,706

There were no significant transfers between Levels 1, 2, or 3 during the period ended January 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manger monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of January 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of January 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Aggregate Gross	Aggregate Gross	Net Unrealized
Federal Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	(Depreciation)	(Depreciation) (1)
$ 412,235	$54,844	$(373)	$54,471

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow President, Principal Executive Officer

Date: March 31, 2015

By:	/s/ William G. Galipeau
William G. Galipeau Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By:	/s/ William G. Galipeau
William G. Galipeau Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015